Stock-Based Compensation Plans - Additional information (Details) - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Stock-Based Compensation Plans
Amount before allocation of valuation allowances of deferred tax asset	$ 1,600,000	$ 1,200,000
Tax benefit realized in connection with stock options exercised	$ 400,000	$ 200,000	$ 400,000
Number of stock options outstanding (in shares)	1,555,101	1,501,901	1,568,551
Granted, shares (in shares)	432,191	280,658	278,845
Weighted average grant-date fair value of options (in dollars per share)	$ 30.13	$ 29.53	$ 26.19
Intrinsic value of options	$ 16,400,000	$ 20,300,000	$ 13,200,000
Range of exercise prices, lower limit (in dollars per share)	$ 36.19
Range of exercise prices, upper limit (in dollars per share)	$ 119.58
Stock options
Stock-Based Compensation Plans
Total unrecognized compensation cost	$ 13,500,000
Weighted average period (year)	2 years 9 months 18 days
Grant-date fair value of options (in dollars per share)	$ 7,500,000
PSU
Stock-Based Compensation Plans
Total unrecognized compensation cost	$ 10,900,000
Weighted average period (year)	1 year 8 months 12 days
Fair value other than options (in dollars per share)	$ 14,300,000
RSU
Stock-Based Compensation Plans
Total unrecognized compensation cost	$ 5,600,000
Weighted average period (year)	1 year 8 months 12 days
Grant-date fair value of options (in dollars per share)	$ 5,100,000
Shareholder-approved stock options plan
Stock-Based Compensation Plans
Number of stock options outstanding (in shares)	1,555,101
Number of shares available for grant (in shares)	1,820,430
Granted, shares (in shares)	432,191	280,658
Weighted average grant-date fair value of options (in dollars per share)	$ 30.13	$ 29.53
Deferred share unit plan
Stock-Based Compensation Plans
Total unrecognized compensation cost	$ 0	$ 0
Deferred share units outstanding number (in shares)	301,043	332,473
Deferred compensation share-based arrangements, liability, current and noncurrent	$ 22,500,000	$ 38,600,000
Deferred share units grants in period (in shares)	19,035
Deferred share units redeemed and settled in cash (in shares)	50,465
Deferred share units compensation expense (recovery)	$ (13,200,000)	13,900,000	6,700,000
Cash-settled restricted share unit
Stock-Based Compensation Plans
Total unrecognized compensation cost	800,000	1,200,000
Deferred compensation share-based arrangements, liability, current and noncurrent	100,000	200,000
Cash settled restricted share units compensation expense	$ 800,000	$ 800,000	$ 600,000